Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Practices Related to the Grant of Certain Equity Awards
Prior to August 11, 2025, we did not maintain any written policies regarding the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. In August 2025, our board of directors adopted an equity award grant policy (as amended from time to time) that sets forth the process and timing for us to follow when we grant equity awards for shares of our common stock to our employees and individual service providers, including our officers, employees and consultants. Pursuant to the policy, all equity awards must be approved in advance by our board of directors, the compensation committee or, subject to the delegation requirements in the policy, our chief executive officer or other officer of the Company. In no event may the effective date of any equity award precede the date of such approval.
Equity awards are generally granted on a regular schedule as described below:

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Equity awards granted by the board of directors, the compensation committee or its delegate(s) to new hires, promotions and new consultants, are typically effective on the tenth day of the month following the month in which the grantee’s employment or service relationship begins or promotion occurs, as applicable. In no event will the effective date of the equity award precede the grantee’s commencement of employment or service with us or our direct or indirect subsidiaries.

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Equity awards granted to existing employees (other than in connection with a promotion) are generally granted, if at all, on an annual basis, and will be effective on the tenth day of the month following the month in which such grant is approved by the board of directors, the compensation committee or its delegate(s) or such later date specified in such approval.

In addition, the policy sets forth the manner in which our equity awards will be priced. If the grant of restricted stock or restricted stock units is denominated in dollars, the number of shares of restricted stock or restricted stock units that are granted will be calculated by dividing the dollar value of the approved award by the closing market price on the Nasdaq Stock Market (or such other market on which our common stock is then principally listed) of a share of our common stock over the trailing
20-trading
day period ending on the last trading day immediately prior to the effective date of grant. The exercise price of all stock options will be at least equal to the closing market price on the Nasdaq Stock Market (or such other market on which our common stock is then principally listed) of a share of our common stock on the effective date of grant. If the amount of the stock option award is to be determined by reference to a fair value calculated under FASB ASC Topic 718, then the number of shares to be subject to such stock option shall be determined based on such fair value, the exercise price determined in accordance with the preceding sentence and the approved valuation assumptions, subject to any other limits on the number of shares that may be subject to such stock option